7. OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Other Liabilities, Current [Abstract]
Accrued interest	$ 74,038	$ 21,258
Other accrued liabilities	62,657	64,473
Total other current liabilities	$ 136,695	$ 85,731